Total
Limited Duration Fund
LIMITED DURATION FUND
Investment Objective
Primarily to seek income and
secondarily to seek capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Limited Duration Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, A Shares Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 49 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 34 of the statement of additional information. An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis. Such commissions are not reflected in the tables or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Limited Duration Fund	Class A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A Shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Limited Duration Fund		Class A Shares	Investor Shares	Institutional Shares
Management Fees		0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.43%	0.58%	0.58%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.84%	0.99%	0.74%
Less Fee Waivers	[1]	(0.11%)	(0.24%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers		0.73%	0.75%	0.49%
[1]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2020 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Limited Duration Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	273	452	646	1,206
Investor Shares	77	291	524	1,191
Institutional Shares	50	211	387	895

Portfolio Turnover

The Limited Duration Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations and fixed income ETFs. Such debt obligations are “investment grade,” rated within the four highest ratings categories assigned by a nationally recognized statistical ratings organization or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level. Purchase and sale decisions are based on the Adviser’s judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and maintains an average portfolio duration of less than three and one-half years. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its net assets in interest-bearing bonds.

Duration provides a measure of a fund’s sensitivity to changes in interest-rates. In general, the longer a fund’s duration, the more its price will fluctuate when interest rates change. A fund with a duration of 10 years is twice as sensitive to interest rate changes as a fund with a five-year duration. A fund with a five-year duration would generally be expected to lose 5% from its net asset value if interest rates rose by one percentage point or gain 5% if interest rates fell by one percentage point.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

•	Collateralized Mortgage Obligations Risk — There are risks associated with collateralized mortgage obligations that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of collateralized mortgage obligations).

•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument or a counterparty to an agreement fails to fulfill its obligations, reducing the Fund’s return. This includes failure by a bond issuer to repay interest and principal.

•	Exchange Traded Fund (ETF) Risk — The ETFs in which the Fund invests are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the inverse movement of the underlying referenced financial asset, index or commodity’s return.

•	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. For a portfolio with a duration of 3.5 years, each 1% rise in interest rates would reduce the value of the portfolio by an estimated 3.5%.The Fund’s yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Mortgage-Backed Securities Risk — The value of the Fund’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

•	Portfolio Turnover Risk — A Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from a Fund’s performance.

•	Prepayment/Call Risk — There is a chance that the repayment of an asset-backed or mortgage-backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

•	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to December 30, 2016, the Fund was named the Short-Term Income Fund. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

Best quarter:	Worst quarter:
2Q 2009	2Q 2013
6.26%	-0.54%
The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/19 to 9/30/19 was 3.68%.

This table compares the Fund’s average annual total returns for periods ended December 31, 2018 to those of the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index. The A Shares commenced operations on May 1, 2011 with a sales charge of 2.50% which was reduced to 2.00% on December 31, 2014. The performance shown for periods prior to commencement of operations is that of the Investor Shares. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes do not have the same expenses or sales charge. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Shares and after-tax returns for other shares will vary.

Average Annual Total Returns (Periods Ended 12/31/18)
Average Annual Total Returns - Limited Duration Fund	Label	1 Year	5 Years	10 Years
Investor Shares	Return Before Taxes	1.17%	1.10%	4.04%
Investor Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	0.34%	0.51%	3.19%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.69%	0.58%	2.82%
Institutional Shares	Return Before Taxes	1.58%	1.39%	4.33%
Class A Shares	Return Before Taxes (With Load)	(0.77%)	0.74%	3.86%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)	ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)	1.40%	1.37%	2.17%